SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS	12 Months Ended
Mar. 31, 2025
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

13. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

(a) Salaries, fees and benefits

	Years ended March 31,
	2025(1)	2024(1)	2023(1)
Salaries, fees and benefits	($)	($)	($)
Exploration and evaluation expenses	11,372,000	6,777,000	7,130,000
Administration expenses(2)	389,000	347,000	245,000
	11,761,000	7,124,000	7,375,000

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

(1)	rounded to the nearest thousand dollar
(2)	includes salaries and benefits included in office and administration expenses (Note 13(b)) and other salaries and benefits expenses classified as administration expenses

(b) Office and administration expenses

Office and administration expenses include the following:

	Years ended March 31,
	2025(1)	2024(1)	2023(1)
	($)	($)	($)
Salaries and Benefits	389,000	340,000	245,000
Data processing and retention	13,000	21,000	14,000
Insurance	27,000	26,000	34,000
Other office expenses	55,000	30,000	16,000
	484,000	417,000	309,000

(1)	rounded to the nearest thousand dollar